S000094552 [Member] N-1A Cover	Oct. 01, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PUTNAM ETF TRUST
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2025
Prospectus Date	Oct. 08, 2025